Segment information - Segment capital spending (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total Capital Spending	$ 166,167	$ 130,506	$ 116,860
Operating segments | Florida business segment
Disclosure of operating segments [line items]
Total Capital Spending	105,875	70,445	74,458
Operating segments | Mid-Atlantic business segment
Disclosure of operating segments [line items]
Total Capital Spending	56,418	58,819	41,970
Operating segments | STET segment
Disclosure of operating segments [line items]
Total Capital Spending	0	59	83
Corporate
Disclosure of operating segments [line items]
Total Capital Spending	$ 3,874	$ 1,183	$ 349